Business Combinations, Asset Acquisitions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Components of Loss From Discontinued Operations
The primary components of the loss from discontinued operations for the year ended December 31, 2023 are included in the table below. There were no discontinued operations during the years ended December 31, 2025 and 2024.

Year Ended December 31, 2023
Results of discontinued operations	(In thousands)
Revenues	$29,471
Operating expenses	32,088
Estimated costs of disposal	4,616
Loss from partial investment pre-acquisition	4,111
Gain from sale of Comfrio	(1,082)
Pre-tax loss	(10,262)
Income tax expense	(191)
Loss from discontinued operations, net of tax	$(10,453)